Cash and cash equivalents - cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents in national currency	R$ 558,278	R$ 388,622
Cash and cash equivalents in foreign currency	570,838	223,528
Reverse repurchase agreements and cash collateral on securities borrowed	3,167,962	719,498
Cash and cash equivalents	R$ 4,297,078	R$ 1,331,648	R$ 838,310	R$ 500,446